Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Investments held in Trust Account	$ 3,666,439	$ 24,387,525
Cash deposited to trust account to refund over withdrawal	2,674,222	$ 2,422,114
Net amounts withdrawn from trust account	$ 328,000